Note 8 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforward	$ 19,764,569	$ 18,449,694
Research and development tax credit carryforward	2,202,603	1,566,293
Stock-based compensation expense	330,553	129,475
Accrued expenses	663,211	69,940
Total deferred tax assets	22,960,936	20,215,402
Depreciation	51,466	30,945
Net deferred tax assets	22,909,470	20,184,457
Valuation allowance	(22,909,470)	(20,184,457)
Net deferred tax asset after reduction for valuation allowance	$ (0)	$ (0)